Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 3,183	$ 6,508
Restricted deposits		34	34
Trade receivables, net of allowance for credit losses of $380 as of December 31, 2023		278	657
Prepaid expenses and other receivables		467	584
Inventory		607	935
TOTAL CURRENT ASSETS		4,569	8,718
NON-CURRENT ASSETS:
Restricted deposits		85	85
Operating lease right-of-use assets, net		1,144	1,539
Property, plant and equipment		4,563	1,878
Other asset		233	240
TOTAL NON-CURRENT ASSETS		6,025	3,742
TOTAL ASSETS		10,594	12,460
CURRENT LIABILITIES:
Trade payables		321	246
Deferred revenue		387	418
Other payables		1,401	1,369
Current maturities of operating lease liabilities		611	606
TOTAL CURRENT LIABILITIES		2,720	2,639
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan		4,461	4,255
Operating lease liabilities		533	933
TOTAL NON-CURRENT LIABILITIES		4,994	5,188
COMMITMENTS
TOTAL LIABILITIES		7,714	7,827
SHAREHOLDERS’ EQUITY:
Ordinary Shares, par value - Authorized 15,000,000 (no par value) and 5,000,000 (NIS 0.2 par value); Issued and outstanding 2,151,745 (no par value) and 1,522,398 (NIS 0.20 par value) as of December 31, 2023 December 31, 2022, respectively	[1]	124	88
Additional paid in capital		100,237	91,902
Foreign currency cumulative translation reserve		(2,053)	(1,577)
Accumulated deficit		(95,428)	(85,780)
TOTAL SHAREHOLDERS’ EQUITY		2,880	4,633
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 10,594	$ 12,460

[1]	Post reverse split and elimination of par value, see Note 10A.